Consolidated statements of financial position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets
Property, plant and equipment	$ 5,777,794	$ 13,102,546
Intangible assets	13,424,648	14,785,875
Goodwill	29,170,123	33,800,276
Amounts due from equity-accounted investees	98,464,875	788,472
Financial assets at fair value through profit or loss	9,371,064	0
Deferred tax assets	27,680	243,449
Deferred expenses	3,530,756	6,307,834
Other non-current assets	743,173	1,292,462
Non-current assets	160,510,113	70,320,914
Deferred expenses	8,312,890	4,577,255
Inventories	3,126,776	4,534,072
Trade receivables	4,058,007	41,691,913
Deposits, prepayments and other receivables	5,284,848	6,889,114
Amount due from a related company	5,123	0
Amounts due from equity-accounted investees	132,114	0
Financial assets at fair value through profit or loss	11,034,200	17,537,608
Short-term deposits	16,000,000	19,920,160
Cash and cash equivalents	45,706,448	146,660,195
Current assets	93,660,406	241,810,317
Total assets	254,170,519	312,131,231
Liabilities
Deferred tax liabilities	2,614,823	3,185,440
Warrant liabilities	223,850	3,574,885
Lease liabilities	867,215	3,763,230
Other non-current liabilities	823,345	949,701
Non-current liabilities	4,529,233	11,473,256
Trade payables	1,671,019	7,291,133
Accrued expenses and other current liabilities	8,174,815	15,611,421
Contract liabilities	6,111,017	5,674,290
Lease liabilities	1,502,173	2,882,933
Liabilities for puttable financial instrument	14,622,529	17,138,905
Tax payable	7,402,461	8,596,433
Current liabilities	39,484,014	57,195,115
Total liabilities	44,013,247	68,668,371
Equity
Share capital	18,308	13,698
Reserves	206,339,490	237,050,429
Total equity attributable to equity shareholders of the Company	206,357,798	237,064,127
Non-controlling interests	3,799,474	6,398,733
Total equity	210,157,272	243,462,860
Total equity and liabilities	$ 254,170,519	$ 312,131,231